DERIVATIVE INSTRUMENTS	12 Months Ended
Jan. 02, 2016
DERIVATIVE INSTRUMENTS
DERIVATIVE INSTRUMENTS

NOTE 12:  DERIVATIVE INSTRUMENTS

In order to reduce exposures related to changes in foreign currency exchange rates, the Company uses forward contracts and options and may utilize foreign currency collars and swap contracts for purposes of hedging the specific exposure to variability in forecasted cash flows associated primarily with inventory purchases by its business in Japan. As of January 2, 2016, the Company had forward contracts maturing through June 2016 to sell 689.5 million yen for $5.9 million. The Company also had option contracts maturing through December 2016 to sell 2.4 billion yen for $20.7 million.

The Company uses foreign currency forward contracts outside the cash flow hedging program to manage currency risk associated with intercompany loans. As of January 2, 2016, the Company had forward contracts to sell 5.1 billion yen for $42.2 million maturing through March 2016. Transaction gains (losses) for the year ended January 2, 2016 were not significant. Transaction gains of $4.5 million and $8.5 million related to these derivative instruments for the January 3, 2015 and December 28, 2013, respectively, were reflected within Other expense, net on the accompanying Consolidated Statements of Income.

The following table summarizes the fair value and presentation in the Consolidated Financial Statements for derivatives designated as hedging instruments and derivatives not designated as hedging instruments:

	Foreign Currency Contracts Designated as Hedging Instruments
	Asset Derivatives			Liability Derivatives
Period	Balance Sheet Location	Notional Amount	Fair Value	Balance Sheet Location	Notional Amount	Fair Value
In thousands
January 2, 2016	Other current assets	$26,612	$1,017	Accrued expenses	$—	$—
January 3, 2015	Other current assets	39,100	3,066	Accrued expenses	—	—

The following table summarizes the fair value and presentation in the Consolidated Financial Statements for derivatives not designated as hedging instruments:

	Foreign Currency Contracts Not Designated as Hedging Instruments
	Asset Derivatives			Liability Derivatives
Period	Balance Sheet Location	Notional Amount	Fair Value	Balance Sheet Location	Notional Amount	Fair Value
In thousands
January 2, 2016	Other current assets	$—	$—	Accrued expenses	$42,156	$354
January 3, 2015	Other current assets	33,350	127	Accrued expenses	—	—

The following table summarizes the effect of foreign currency exchange contracts on the Consolidated Financial Statements:

In thousands	Amount of Gain or (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)	Location of Gain or (Loss) Reclassified from Accumulated OCI into Operations (Effective and Ineffective Portion)	Amount of Gain or (Loss) Reclassified from Accumulated OCI into Operations (Effective Portion)	Amount of Gain or (Loss) Recognized in Operations on Derivative (Ineffective Portion)
Fiscal year ended January 2, 2016	$(1,409)	Cost of goods sold	$1,848	$—
Fiscal year ended January 3, 2015	2,854	Cost of goods sold	1,161	—
Fiscal year ended December 28, 2013	2,911	Cost of goods sold	1,326	—